Employees' Profit Sharing Plan (Details) - Deferred Profit Sharing [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees' profit sharing plan
Minimum period of continuous employment to be fully vested	1 year
Profit sharing costs	$ 4,011	$ 4,300	$ 3,550